Changes in accounting standards	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Changes in accounting standards [Text Block]
4.	Changes in accounting standards

(a)	Accounting standards adopted during the year

There were no new standards effective January 1, 2017 that had any impact on these consolidated annual financial statements or are expected to have a material effect in the future.

(b)	Accounting standards and amendments issued but not yet adopted.

The following standards and interpretations have been issued but are not yet effective as of December 31, 2017.

Revenue recognition

In May 2014,the IASB issued IFRS 15 – Revenue from Contracts with Customers ("IFRS 15") which supersedes IAS 11 – Construction Contracts; IAS 18 – Revenue; IFRIC 13 – Customer Loyalty Programmes; IFRIC 15 – Agreements for the Construction of Real Estate; IFRIC 18 – Transfers of Assets from Customers; and SIC 31 – Revenue – Barter Transactions involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. IFRS 15 has an effective date of January 1, 2018. The Company’s assessment is that the adoption of IFRS 15 will not have a significant impact on the recognition or measurement of the Company’s revenue from its customer. However, the adoption of IFRS 15 is expected to result in a number of additional disclosures being included in the Company’s consolidated financial statements. The Company is currently in the process of determining which additional disclosures will be applicable to the Company.

Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments ("IFRS 9") to replace IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.

In March 2017, the IASB provided an update, clarifying how IFRS 9 is to be applied to modifications of financial liabilities. During the second quarter of 2016, the Company had amended its a Definitive Senior Facilities Agreement (“DSFA”) with a special purpose vehicle of RK Mine Finance Trust I (“Red Kite”) (see note 18). The amendment resulted in a deferral of the repayment of principal for a two-year period, with principal repayments having been agreed to commence on July 1, 2018. Under IAS 39, the amendment was considered to represent a modification of the previous DSFA. A deferral fee of $3.3 million was paid and was deferred to the loan balance and was amortized along with previously deferred debt financing costs over the remaining life of the DSFA based on a revised effective interest rate of 10.9% .

Under the provisions of IFRS 9, the modification of the DFSA in Q2 2016 required the Company to recalculate the amortized cost of the modified contractual cash flows with the resulting gain or loss recognized in the consolidated statement of operations and comprehensive income (loss) as of Q2 2016. The gain or loss is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the effective interest rate of the original financial liability.

The Company determined that the adoption of IFRS 9 will have the following effect on the Statement of Financial Position and Statement of Operations and Comprehensive Income (Loss) as at January 1, 2017 and December 31, 2017.

As at January 1, 2017

	As reported at	Effect of adoption	As at
	December 31, 2016	of IFRS 9	January 1, 2017
Statement of Financial Position
Non-current portion of long-term debt	$154,503	$(2,971)	$151,532
Accumulated deficit	(186,444)	2,768	(183,676)
Non-controlling interest	-	203	203

As at and for the year ended December 31, 2017

	As reported at	Effect of adoption	As at
	December 31, 2017	of IFRS 9	December 31, 2017
Statement of Financial Position
Non-current portion of long-term debt	$121,877	$(2,637)	$119,240
Deficit	(180,367)	2,467	(177,900)
Non-controlling interest	570	170	740

Statement of Operations and Comprehensive Income (Loss)
Finance expense	$17,476	$334	$17,810
Non-controlling interest	570	(33)	537

Leases

In January 2016, the IASB issued IFRS 16 – Leases ("IFRS 16") which replaces IAS 17 – Leases and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that apply IFRS 15. The Company is currently evaluating the impact the final standard is expected to have on its consolidated financial statements.